Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥) Investment	Mar. 31, 2020 JPY (¥) Investment	Mar. 31, 2019 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 83,643	¥ 19,910	¥ 56
Investment funds fair value	9,384	25,295
Proceeds from sales of available-for-sale debt securities	285,836	249,427	221,824
Available-for-sale debt securities gross realized gains	8,854	9,274	5,134
Available-for-sale debt securities gross realized losses	¥ 1,918	¥ 264	101
Number of investment securities in an unrealized loss position | Investment	638	678
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 7,374
Finance revenues	11,870	¥ 13,657	14,745
Accrued Interest Receivables [Member]
Schedule of Investments [Line Items]
Debt securities available-for-sale accrued interest, after allowance for credit loss	0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	4,940	6,326
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	120	491	¥ 156
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	2,907	18,189
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 1,537	¥ 780